Note 4 - Other Investments (Details) - Securities Classified as Available-for-Sale in Yen - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale—Cost	¥ 1,879,103
Available-for-sale—Unrealized Gains	2,530,494
Available-for-sale—Unrealized Losses	95,116
Available-for-sale—Fair Value	4,314,481	¥ 3,751,011
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale—Cost	1,778,803	1,391,820
Available-for-sale—Unrealized Gains	2,528,884	2,364,442
Available-for-sale—Unrealized Losses	95,116	5,251
Available-for-sale—Fair Value	4,212,571	¥ 3,751,011
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale—Cost	100,300
Available-for-sale—Unrealized Gains	1,610
Available-for-sale—Fair Value	¥ 101,910